STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

8.    STOCKHOLDERS’ EQUITY:

Reverse Stock Split

At the Company’s Annual Meeting of Stockholders held on August 25, 2023 (the “Annual Meeting”), the Company’s stockholders approved a proposal to approve and adopt an amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of its shares of common stock, issued and outstanding or reserved for issuance, at a specific ratio within a range from 1-for-30 to 1-for-60, inclusive, prior to the first anniversary of stockholder approval of the proposal, and to grant authorization to the Board of Directors to determine, in its sole discretion, whether to effect the reverse stock split, as well as its specific timing and ratio. On September 19, 2023, the Company’s Board of Directors adopted resolutions to effect as soon as reasonably practicable the reverse split of the issued and outstanding shares of the Common Stock at a ratio of 1-for-35.

On September 19, 2023, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, $0.01 par value per share, at a ratio of 1-for-35 to be effective as of September 21, 2023 at 12:01 a.m., New York City time (the “Reverse Stock Split”). The Charter Amendment did not change the par value or any other terms of the common stock.

Preferred Stock

The board of directors has the authority, without further action by the stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof. These rights, preferences, and privileges could include dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms, and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.

Series A-1 Preferred Stock

On June 14, 2023, the Company filed a Certificate of Designation of Preferences, Rights and Limitations with the Secretary of State of the State of Delaware designating 18,000 shares out of the authorized but unissued shares of its preferred stock as Series A-1 Preferred Stock with a stated value of $1,000 per share (the “Series A-1 Certificate of Designation”). On January 29, 2024, the Company filed an Amended and Restated Certificate of Designation of Preferences, Rights and Limitation with the Secretary of the State of Delaware designating 11,100 shares of Series A-1 Preferred Stock. The following is a summary of the principal amended and restated terms of the Series A-1 Preferred Stock as set forth in the Amended and Restated Series A-1 Certificate of Designation:

Dividends

The holders of Series A-1 Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid. In addition, in the event that on the 18th month anniversary of the Closing Date, the trailing 30-day VWAP (as defined in the Series A-1 Certificate of Designation) is less than the then-effective Series A-1 Conversion Price, the Series A-1 Preferred Stock will begin accruing dividends at the annual rate of 19.99% of the stated value thereof (the “Series A-1 Dividend”). The Series A-1 Dividend would be paid in cash, or, at the option of the Company if certain equity conditions are met, in shares of Common Stock at a price per share equal to ninety percent (90%) of the trailing 10-day VWAP for the last 10 trading date prior to the date the Series A-1 Dividend is paid.

Voting Rights

The shares of Series A-1 Preferred Stock have no voting rights, except to the extent required by the Delaware General Corporation Law.

As long as any shares of Series A-1 Preferred Stock are outstanding, the Company may not, without the approval of a majority of the then outstanding shares of Series A-1 Preferred Stock which must include AIGH Investment

Partners LP and its affiliates (“AIGH”) for so long as AIGH is holding at least $1,500,000 in aggregate stated value of Series A-1 Preferred Stock acquired pursuant to the Purchase Agreement (a) alter or change the powers, preferences or rights given to the Series A-1 Preferred Stock, (b) alter or amend the Amended and Restated Certificate of Incorporation (the “Charter”), the Series A-1 Certificate of Designation, the Series A-2 Certificate of Designation (as defined below) or the bylaws of the Company (the “Bylaws”) in such a manner so as to materially adversely affect any rights given to the Series A-1 Preferred Stock, (c) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined below) senior to, or otherwise pari passu with, the Series A-1 Preferred Stock, other than 3,050 shares of Series A-2 Preferred Stock of the Company, (d) increase the number of authorized shares of Series A-1 Preferred Stock, (e) issue any Series A-1 Preferred Stock except pursuant to the Purchase Agreement, or (f) enter into any agreement to do any of the foregoing.

Liquidation

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the then holders of the Series A-1 Preferred Stock are entitled to receive out of the assets available for distribution to stockholders of the Company an amount equal to 100% of the stated value, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon, prior and in preference to the Common Stock or any other series of preferred stock (other than the Series A-2 Preferred Stock).

Conversion

The Series A-1 Preferred Stock is convertible into Common Stock at any time at a conversion price of $87.50, subject to adjustment for certain anti-dilution provisions set forth in the Series A-1 Certificate of Designation (the “Series A-1 Conversion Price”). Upon conversion the shares of Series A-1 Preferred Stock will resume the status of authorized but unissued shares of preferred stock of the Company.

Conversion at the Option of the Holder

The Series A-1 Preferred Stock is convertible at the then-effective Series A-1 Conversion Price at the option of the holder at any time and from time to time.

Mandatory Conversion at the Option of the Company

So long as certain equity conditions are satisfied, the Company may give notice requiring the holders to convert all of the outstanding shares of Series A-1 Preferred Stock into shares of Common Stock at the then-effective Series A-1 Conversion Price.

Beneficial Ownership Limitation

The Series A-1 Preferred Stock cannot be converted to Common Stock if the holder and its affiliates would beneficially own more than 4.99% (or 9.99% at the election of the holder) of the outstanding common stock. However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99% upon notice to us, provided that any increase in this limitation will not be effective until 61 days after such notice from the holder to us and such increase or decrease will apply only to the holder providing such notice.

Preemptive Rights

No holders of Series A-1 Preferred Stock will, as holders of Series A-1 Preferred Stock, have any preemptive rights to purchase or subscribe for Common Stock or any of our other securities.

Redemption

The shares of Series A-1 Preferred Stock are not redeemable by the Company.

Negative Covenants

As long as any Series A-1 Preferred Stock is outstanding, unless the holders of more than 50% in stated value of the then outstanding shares of Series A-1 Preferred Stock shall have otherwise given prior written consent (which must include AIGH for so long as AIGH is holding at least $1,500,000 in aggregate stated value of Series A-1 Preferred Stock acquired pursuant to the Purchase Agreement), the Company cannot, subject to certain exceptions, (a) enter into, create, incur, assume, guarantee or suffer to exist any indebtedness, (b) enter into, create, incur, assume or suffer to exist any liens, (c) repay, repurchase or offer to repay, repurchase or otherwise acquire more than a de minimis number of shares of its Common Stock, Common Stock equivalents or junior securities, (d) enter into any transaction with any affiliate of the Company which would be required to be disclosed in any public filing with the Commission, unless such transaction is made on an arm’s-length basis and expressly approved by a majority of the disinterested directors of the Company, (e) declare or pay a dividend on junior securities or (f) enter into any agreement with respect to any of the foregoing.

Trading Market

There is no established trading market for any of the Series A-1 Preferred Stock, and we do not expect a market to develop. We do not intend to apply for a listing for any of the Series A-1 Preferred Stock on any securities exchange or other nationally recognized trading system. Without an active trading market, the liquidity of the Series A-1 Preferred Stock will be limited.

Series A-2 Preferred Stock

On June 14, 2023, the Company filed a Certificate of Designation of Preferences, Rights and Limitations with the Secretary of State of the State of Delaware designating 18,000 shares out of the authorized but unissued shares of its preferred stock as Series A-2 Preferred Stock with a stated value of $1,000 per share (the “Series A-2 Certificate of Designation”). The following is a summary of the principal terms of the Series A-2 Preferred Stock as set forth in the Series A-2 Certificate of Designation:

Dividends

The holders of Series A-2 Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of Common Stock, when and if actually paid.

Voting Rights

The shares of Series A-2 Preferred Stock have no voting rights, except to the extent required by the DGCL.

As long as any shares of Series A-2 Preferred Stock are outstanding, the Company may not, without the approval of a majority of the then outstanding shares of Series A-2 Preferred Stock (a) alter or change the powers, preferences or rights of the Series A-2 Preferred Stock, (b) alter or amend the Charter, the Series A-2 Certificate of Designation or the Bylaws in such a manner so as to materially adversely affect any rights given to the Series A-2 Preferred Stock, (c) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the Series A-2 Preferred Stock or (d) enter into any agreement to do any of the foregoing.

Liquidation

Upon a Liquidation, the then holders of the Series A-2 Preferred Stock are entitled to receive out of the assets available for distribution to stockholders of the Company an amount equal to 100% of the stated value, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon, prior and in preference to the Common Stock or any other series of preferred stock (other than the Series A-1 Preferred Stock).

Conversion

The Series A-2 Preferred Stock is convertible into Common Stock at any time at a conversion price of $8.75, subject to adjustment for certain anti-dilution provisions set forth in the Series A-2 Certificate of Designation (the “Series A-2 Conversion Price”). Upon conversion the shares of Series A-2 Preferred Stock will resume the status of authorized but unissued shares of preferred stock of the Company.

Conversion at the Option of the Holder

The Series A-2 Preferred Stock is convertible at the then-effective Series A-2 Conversion Price at the option of the holder at any time and from time to time.

Automatic Conversion

On the trading day immediately preceding the date on which shares of Common Stock commence trading on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange all, but not less than all, of the outstanding shares of Series A-2 Preferred Stock shall automatically convert, without any action on the part of the holder thereof and without payment of any additional consideration, into that number of shares of Common Stock determined by dividing the stated of such share of Series A-2 Preferred Stock by the then applicable Series A-2 Conversion Price.

Beneficial Ownership Limitation

The Series A-2 Preferred Stock cannot be converted to common stock if the holder and its affiliates would beneficially own more than 4.99% (or 9.99% at the election of the holder) of the outstanding common stock. However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99% upon notice to us, provided that any increase in this limitation will not be effective until 61 days after such notice from the holder to us and such increase or decrease will apply only to the holder providing such notice.

Preemptive Rights

No holders of Series A-2 Preferred Stock will, as holders of Series A-2 Preferred Stock, have any preemptive rights to purchase or subscribe for Common Stock or any of our other securities.

Redemption

The shares of Series A-2 Preferred Stock are not redeemable by the Company.

Trading Market

There is no established trading market for any of the Series A-2 Preferred Stock, and the Company does not expect a market to develop. The Company does not intend to apply for a listing for any of the Series A-2 Preferred Stock on any securities exchange or other nationally recognized trading system. Without an active trading market, the liquidity of the Series A-2 Preferred Stock will be limited.

Series A-1 and A-2 Preferred Stock and Class A and Class B Warrant Issuances

On June 14, 2023, the Company and certain investors entered into a securities purchase agreement (the “Purchase Agreement”) pursuant to which the Company sold an aggregate of (i) 9,229 shares of Series A-1 Convertible Preferred Stock at a price of $1,000 per share (the “Series A-1 Preferred Stock”), (ii) 2,950 shares of the Company’s Series A-2 Convertible Preferred Stock at a price of $1,000 per share (“Series A-2 Preferred Stock” and together with the Series A-1 Preferred Stock, the “Preferred Stock”), (iii) Class A Warrants to purchase up to an aggregate of 1,391,927 shares of common stock (the “Class A Warrant”), and (iv) Class B Warrants to purchase up to an aggregate of 798,396 shares of common stock (the “Class B Warrant” and together with the Class A Warrant, the “Warrants”) for aggregate gross proceeds of $12.2 million (the “June 2023 PIPE”). In addition, 34,286 Class B Warrants were issued in lieu of cash payments for consulting services related to the offering. The fair value of the service provided was $59 thousand.

On June 22, 2023, in a second closing of the June 2023 PIPE, the Company sold an aggregate of (i) 1,870.36596 Series A-1 Preferred Stock, (ii) 100 shares of Series A-2 Preferred Stock, and (iii) Class A Warrants to purchase up to an aggregate of 225,190 shares of Common Stock pursuant to the Purchase Agreement for aggregate gross proceeds of $2.0 million. In addition, 8,572 Class B Warrants were issued in lieu of cash payments for consulting services related to the offering. The fair value of the service provided was $15 thousand.

Each Class A Warrant has an exercise price of $8.75 and each Class B Warrant has an exercise price of $0.35, both subject to adjustments in accordance with the terms of the Warrants. The Warrants expire five years from the issuance date.

There were an additional 127,551 warrants issues related to a placement agent fee. The fair value of this fee is $31 thousand.

The Company has accounted for the Class A and Class B Warrants as derivative instruments in accordance with ASC 815, Derivatives and Hedging. The Company classified the Warrants as a liability because they cannot be considered indexed to the Company’s stock due to provisions that, in certain circumstances, adjust the number of shares to be issued if the exercise price is adjusted and the existence of a pre-specified volatility input to the Black-Scholes calculation which could be used to calculate consideration in the event of a Fundamental Transaction, as defined in the agreements.

The Company received net proceeds after expenses of $12.7 million. Of the net proceeds, the Company allocated an estimated fair value of $1.8 million to the Warrants. The Company also expensed $0.2 million of issuance costs that were allocated to the warranty liability during the three and six months ended June 30, 2023. The terms of the June 2023 PIPE include a number of restrictions on our operations and on our ability to raise additional capital. The Purchase Agreement, among other things, provides that, for a period ending on June 14, 2024, we may not use cash from operating activities (as defined under GAAP) of more than an average of $2.8 million for any consecutive three-month period (subject to certain exceptions). This provision may cause us to delay certain actions that may benefit our business and may prevent us from pursuing potentially favorable business opportunities, even if a majority of our board of directors believes such actions or opportunities are in the best interest of our company and our stockholders.

Under the terms of the Purchase Agreement, for a period ending on December 15, 2025, in the event that we issue common stock or common stock equivalents in a subsequent financing (as defined in the Purchase Agreement), the significant purchasers (defined in the Purchase Agreement as a purchaser acquiring at least 1,000 shares of Series A-1 Preferred Stock) will have the right to purchase up to 40% of the securities sold in the subsequent financing. This provision may make it more difficult for us to raise additional capital because other investors may want to provide all, or a larger portion of the capital provided in the subsequent financing or may be unwilling to co-invest with one or more of the significant purchasers or may be unwilling to commit to provide financing without knowing how much of the subsequent financing will be provided by the significant purchasers.

In addition, during such period, the Company may not issue common stock or common stock equivalents in a subsequent financing with an effective price per share of common stock that is or may become lower than the then-effective conversion price of the Series A-1 Preferred Stock without the consent of the significant purchasers, which must include AIGH Investment Partners LP and its affiliates for so long as they are holding at least $1,500,000 in aggregate stated value of Series A-1 Preferred Stock acquired pursuant to the Purchase Agreement. This provision may prevent the Company from obtaining additional capital on market terms even if a majority of the Company’s board of directors believes that the terms of the subsequent financing are in the best interests of the Company and its stockholders. This provision may also have the effect of increasing the cost of obtaining additional capital either because the significant purchasers refuse to consent to any such subsequent financing unless provided by them on terms approved by them or because the Company is required to provide additional consideration to such significant purchasers in exchange for their consent.

In the event that the Company issues common stock or common stock equivalents in a subsequent financing prior to the time the common stock is listed on a national securities exchange, the Purchase Agreement provides that if a significant purchaser reasonably believes that any of the terms and conditions of the subsequent financing are more favorable to an investor in the subsequent financing than the terms of the June 2023 PIPE, such significant purchaser has the right to require the Company to amend the terms of the June 2023 PIPE to include such more favorable term for such significant purchaser. This provision may make it more expensive to obtain additional capital prior to an uplisting because it permits any significant purchaser to “cherry pick” the terms of the subsequent financing and to require any term deemed to be more favorable to be included retroactively in the terms of the June 2023 PIPE. This provision also potentially creates uncertainty around the terms of a subsequent financing because the significant purchasers have the right to review terms of a completed subsequent financing before deciding which, if any, of the terms thereof they find more favorable to them.

The Purchase Agreement provides that, until June 14, 2025, a significant purchaser may participate in a subsequent transaction by exchanging some or all of its Series A-1 Preferred Stock having a stated value equal to its subscription amount in the subsequent financing. This provision may adversely affect the amount of capital the Company raises in a subsequent financing, as it permits a significant purchaser to roll its existing investment into the new financing rather than being required to invest cash. This provision also has the potential to make it more difficult for the Company to raise additional capital as other investors may want to provide all or a larger portion of the capital provided in the subsequent financing or may require the Company to raise a minimum amount of new capital or may be unwilling to commit to provide financing without knowing how much of the subsequent financing will be provided by the significant purchasers in cash.

If the Company is unable to raise additional capital when needed, the Company may be required to delay, limit, reduce or terminate commercialization, its research and product development, or grant rights to develop and market its products that the Company would otherwise prefer to develop and market itself and may have a material adverse effect on the Company’s business, financial condition and results of operations.

Common Stock

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and the Company’s amended and restated bylaws do not provide for cumulative voting rights. The holders of one-third of the stock issued and outstanding and entitled to vote, present in person or represented by proxy, shall constitute a quorum for the transaction of business at all meetings of the stockholders.

Dividends

The Company has never paid any cash dividends to shareholders and does not anticipate paying any cash dividends to shareholders in the foreseeable future. Any future determination to pay cash dividends will be at the discretion of our board of directors and will be dependent upon financial condition, results of operations, capital requirements and such other factors as the board of directors deems relevant.

Market Information

Quotations on the Company’s common stock on the OTC Market Group’s OTCQB® Market quotation system (“OTCQB”) commenced under the ticker symbol “SMTK” in February 2022. There was no trading of the common stock on the OTCQB or any other over-the-counter market prior to February 2022.

Common Stock Issued to Vendors for Services

On January 6, 2023, the Company issued 1,429 shares of common stock, as payment for investor relations and other financial consulting services.

On February 27, 2023, the Company issued 1,508 shares of common stock as payment for investor relations services.

Common Stock Warrants

A summary of the Company’s warrants to purchase common stock activity is as follows:

				Weighted-
				Average
			Weighted-	Remaining
			Average	Contractual
	Number of	Exercise Price	Exercise	Term
	Shares	per Share	Price	(Years)
Warrants outstanding at January 1, 2023	28,161	$70.00	$70.00	3.15
Issued	2,585,923		6.01
Exercised	(71,429)		0.35
Expired	—
Warrants outstanding at December 31, 2023	2,542,655	$0.35 - $70.00	$6.89	4.43

A summary of the Company’s pre-funded warrants to purchase common stock activity is as follows:

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2023	61,945	$0.35
Issued	—
Exercised	(358)
Expired	—
Pre-funded warrants outstanding at December 31, 2023	61,587	$0.35

For any issuance dates prior to February 2022, the fair value of common stock warrants is determined using the Black Scholes option-pricing model. There was no public trading market for our shares before February 2022 and the Company estimates its expected stock volatility based on historical volatility of publicly traded peer companies.